5. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock-based compensation costs	$ 10,508	$ 13,400	$ 21,016	$ 17,900	$ 78,344	$ 22,704
Unrecognized compensation costs related to options vesting in the future					228,966
Selling, general and administrative expenses
Stock-based compensation costs	8,050	12,500	16,100	12,500	64,910	10,000
Research and Development Expenses
Stock-based compensation costs	550	0	1,100	0	2,200	0
Cost of goods sold
Stock-based compensation costs	$ 1,908	$ 900	$ 3,816	$ 5,400	$ 11,234	$ 12,704